UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    February 14, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   13
Form 13F Information Table Value Total:   $396,440,215

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Arbitron Inc.		  	  COM        03875Q108     11,051           265,829     SH             SOLE	            265,829
Macy's Inc.	                  COM        55616P104     11,584           447,777     SH             SOLE                 447,777
Hot Topic Inc. 			  COM        441339108      7,310         1,255,996     SH             SOLE               1,255,996
Office Depot, Inc.		  COM        676220106     44,167         3,175,195     SH             SOLE               3,175,195
Bed Bath & Beyond Inc. 		  COM        075896100    148,454         5,051,197     SH             SOLE               5,051,197
Limited Brands Inc.		  COM        532716107     52,799         2,789,166     SH             SOLE               2,789,166
Moody's Corp                      COM        615369105     70,770         1,982,358     SH             SOLE               1,982,358
The McGraw-Hill Companies, Inc.   COM        580645109     21,190           483,674     SH             SOLE                 483,674
Papa John's International Inc.    COM        698813102     11,305           498,039     SH             SOLE                 498,039
Steven Madden, Ltd.               COM        556269108      7,177           358,843     SH             SOLE                 358,843
Comcast Corp.                     COM        20030N101      9,715           532,036     SH             SOLE                 532,036
United Rentals Inc.               COM        911363109        918            50,000     SH             SOLE                  50,000

                            TOTAL                         396,440